Other liabilities - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liabilities, Other [Abstract]
Other non-current liabilities	€ 47	€ 167
Non-current contract liabilities	458	431
Current contract liabilities	1,490	€ 1,699
Increase (decrease) in current contract liabilities through operational activities	(209)
Revenue that was included in contract liability balance at beginning of period	€ 1,699